Segment Reporting - Financials (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)
Segment Reporting
Number of operating segments | item			2
Revenue	$ 347.1	$ 195.4	$ 656.0	$ 435.9
Expenses
Costs of sales	47.3	28.0	87.9	71.6
Depletion and depreciation	77.2	52.3	148.4	116.7
Gross profit	222.6	115.1	419.7	247.6
Other operating (income)/expenses
Impairment charges (note 7)	7.5		7.5	271.7
General and administrative expenses	5.4	4.9	9.6	9.8
Share-based compensation expenses (note 12)	5.0	6.8	7.0	8.1
Gain on sale of bullion	(0.6)	(2.4)	(1.2)	(4.4)
Foreign exchange (gain) loss and other (income) expenses	1.2	0.1	1.3	0.2
Income (loss) before finance items and income taxes	204.1	105.7	395.5	(37.8)
Finance items
Finance income	1.7	1.0	2.4	1.9
Finance expenses	(1.1)	(0.8)	(1.9)	(1.9)
Net income (loss) before income taxes	204.7	105.9	396.0	(37.8)
Operating Segments
Segment Reporting
Revenue	347.1	195.4	656.0	435.9
Expenses
Costs of sales	47.3	28.0	87.9	71.6
Depletion and depreciation	76.6	51.9	147.3	115.5
Gross profit	223.2	115.5	420.8	248.8
Other operating (income)/expenses
Impairment charges (note 7)	7.5		7.5	271.7
General and administrative expenses	5.4	4.9	9.6	9.8
Share-based compensation expenses (note 12)	5.0	6.8	7.0	8.1
Gain on sale of bullion	(0.6)	(2.4)	(1.2)	(4.4)
Depreciation	0.6	0.4	1.1	1.2
Foreign exchange (gain) loss and other (income) expenses	1.2	0.1	1.3	0.2
Income (loss) before finance items and income taxes	204.1	105.7	395.5	(37.8)
Finance items
Finance income	1.7	1.0	2.4	1.9
Finance expenses	(1.1)	(0.8)	(1.9)	(1.9)
Net income (loss) before income taxes	204.7	105.9	396.0	(37.8)
Operating Segments | Mining Segment
Segment Reporting
Revenue	299.8	180.8	563.6	394.8
Expenses
Costs of sales	44.7	27.0	82.4	68.5
Depletion and depreciation	61.1	42.1	120.3	94.0
Gross profit	194.0	111.7	360.9	232.3
Operating Segments | Energy Segment
Segment Reporting
Revenue	47.3	14.6	92.4	41.1
Expenses
Costs of sales	2.6	1.0	5.5	3.1
Depletion and depreciation	15.5	9.8	27.0	21.5
Gross profit	$ 29.2	$ 3.8	$ 59.9	$ 16.5